Exploration and Evaluation of Oil and Gas Reserves - Summary of Exploration Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Exploration costs recognized in the statement of income
Geological and geophysical expenses	$ 477	$ 330	$ 361
Exploration expenditures written off (includes dry wells and signature bonuses)	308	87	279
Contractual penalties	4	91	152
Other exploration expenses	10	16	8
Total expenses	799	524	800
Cash used in :
Operating activities	485	346	371
Investment activities	17,265	1,273	1,794
Total cash used	$ 17,750	$ 1,619	$ 2,165